Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangement, Noncash Expense [Abstract]
Schedule of Stock Options Activity
A summary of the Company's share option activity and related information for the year ended December 31, 2018 follows:

	Options (000s)	Weighted Average Exercise Price
Outstanding January 1, 2018	1,581	$34.97
Exercised	(151)	32.83
Outstanding December 31, 2018	1,430	$35.20
Exercisable at December 31, 2018	1,430	$35.20

Schedule of Key Assumptions Used in the Monte Carlo Simulation	The key assumptions used in the Monte Carlo simulations are as follows:

	Year Ended December 31,
	2018	2017	2016
Risk-free interest rate	2.39%	1.43%	1.01%
Volatility	19%	20%	19%

Schedule of Nonvested Share Activity
The Company's restricted LTI share activity for the year ended December 31, 2018 is as follows:

	Shares (000s)	Weighted Avg. Grant Date Fair value
Nonvested at January 1, 2018	775	$36.43
Granted	343	39.89
Vested	(292)	36.29
Forfeited	(44)	37.85
Nonvested at December 31, 2018	782	$37.92